August 8, 1997


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re: Post-Effective Amendment No. 4 to Form N-4 Registration Statement of Separate Account of Northern Life Insurance Company Registration Nos. 33-90474 and 811-9002

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 4 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on August 4, 1997, and will became effective on August 8, 1997.

Sincerely,



By: /s/James E. Nelson
    ------------------
       James E. Nelson
       Counsel



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